Document and Entity Information	Jul. 22, 2022
Prospectus:
Document Type	497
Document Period End Date	Jul. 22, 2022
Entity Registrant Name	BNY MELLON INVESTMENT FUNDS V, INC.
Entity Central Index Key	0000881773
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 22, 2022
Document Effective Date	Jul. 22, 2022
Prospectus Date	Mar. 01, 2022
BNY Mellon Diversified International Fund | Class A
Prospectus:
Trading Symbol	DFPAX
BNY Mellon Diversified International Fund | Class C
Prospectus:
Trading Symbol	DFPCX
BNY Mellon Diversified International Fund | Class I
Prospectus:
Trading Symbol	DFPIX
BNY Mellon Diversified International Fund | Class Y
Prospectus:
Trading Symbol	DDIFX